UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05151

J.P. Morgan Mutual Fund Group

(Exact name of registrant as specified in charter)

245 Park Avenue

New York, New York 10167

(Address of principal executive offices) (Zip code)

Frank J. Nasta

245 Park Avenue

New York, New York 10167

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: Last day of February

Date of reporting period: November 30, 2010

ITEM 1. SCHEDULE OF INVESTMENTS.

J.P. Morgan Mutual Fund Group

Schedule of Portfolio Investments as of November 30, 2010

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2011.

JPMorgan Short Term Bond Fund II

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Asset-Backed Securities — 7.8%
	Ally Auto Receivables Trust,
50	Series 2010-1, Class A3, 1.450%, 05/15/14	50
89	Series 2010-3, Class A4, 1.550%, 08/17/15	89
	AmeriCredit Automobile Receivables Trust,
125	Series 2009-1, Class A3, 3.040%, 10/15/13	127
70	Series 2010-3, Class A3, 1.140%, 04/08/15	70
	Bank of America Auto Trust,
215	Series 2009-1A, Class A3, 2.670%, 07/15/13 (e)	217
100	Series 2009-1A, Class A4, 3.520%, 06/15/16 (e)	104
175	Series 2009-3A, Class A3, 1.670%, 12/15/13 (e)	176
	CarMax Auto Owner Trust,
393	Series 2009-1, Class A3, 4.120%, 03/15/13	400
60	Series 2010-1, Class A3, 1.560%, 07/15/14	61
202	Series 2010-1, Class A4, 2.400%, 04/15/15	207
	Chrysler Financial Auto Securitization Trust,
187	Series 2009-A, Class A3, 2.820%, 01/15/16	190
196	Series 2010-A, Class A3, 0.910%, 08/08/13	196
133	CitiFinancial Auto Issuance Trust,
	Series 2009-1, Class A2, 1.830%, 11/15/12 (e)	133
	CNH Equipment Trust,
32	Series 2009-A, Class A3, 5.280%, 11/15/12	33
82	Series 2009-B, Class A3, 2.970%, 03/15/13	82
75	Series 2009-C, Class A3, 1.850%, 12/16/13	76
125	Series 2010-A, Class A3, 1.540%, 07/15/14	126
226	Countrywide Asset-Backed Certificates, Series 2005-4, Class AF3, VAR, 4.456%, 10/25/35	225
79	Daimler Chrysler Auto Trust,
	Series 2008-B, Class A3A, 4.710%, 09/10/12	80
184	Ford Credit Auto Owner Trust,
	Series 2009-B, Class A3, 2.790%, 08/15/13	186
385	GSAMP Trust, Series 2006-NC1,
	Class A2, VAR, 0.433%, 02/25/36	334
	Harley-Davidson Motorcycle Trust,
203	Series 2007-1, Class A4, 5.210%, 06/17/13	207
100	Series 2009-4, Class A3, 1.870%, 02/15/14	101
436	Home Equity Asset Trust, Series
	2006-3, Class 2A3, VAR, 0.433%, 07/25/36	421
	Honda Auto Receivables Owner Trust,
608	Series 2007-2, Class A4, 5.570%, 11/21/13	612
100	Series 2009-3, Class A3, 2.310%, 05/15/13	101
	Hyundai Auto Receivables Trust,
200	Series 2010-A, Class A3, 1.500%, 10/15/14	202
95	Series 2010-B, Class A4, 1.630%, 03/15/17	95
300	Mercedes-Benz Auto Receivables
	Trust, Series 2009-1, Class A3, 1.670%, 01/15/14	303
	Nissan Auto Receivables Owner Trust,
315	Series 2009-1, Class A3, 5.000%, 09/15/14	324
433	Series 2009-A, Class A3, 3.200%, 02/15/13	439
311	Residential Asset Mortgage
	Products, Inc., Series 2006-EFC1, Class A2, VAR, 0.453%, 02/25/36	295
339	Residential Asset Securities Corp.,
	Series 2006-KS2, Class A3, VAR, 0.443%, 03/25/36	323
35	Santander Drive Auto Receivables
	Trust, Series 2010-3, Class A3, 1.200%, 06/16/14	35
284	USAA Auto Owner Trust, Series
	2008-2, Class A3, 4.640%, 10/15/12	288
25	Volkswagen Auto Loan Enhanced
	Trust, Series 2008-1, Class A3, 4.500%, 07/20/12	25
63	Wachovia Auto Loan Owner Trust,
	Series 2008-1, Class A3, 4.270%, 04/20/12	63
	World Omni Auto Receivables Trust,
40	Series 2010-A, Class A3, 1.340%, 12/16/13	40
45	Series 2010-A, Class A4, 2.210%, 05/15/15	46

	Total Asset-Backed Securities (Cost $7,155)	7,082

JPMorgan Short Term Bond Fund II

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — 4.6%
	Agency CMO — 4.6%
	Federal Home Loan Mortgage Corp. REMICS,
346	Series 2594, Class QP, 4.000%, 03/15/33	369
160	Series 2686, Class VP, 5.000%, 09/15/17	171
	Federal National Mortgage Association REMICS,
163	Series 2003-42, Class EP, 4.000%, 11/25/22	170
350	Series 2003-92, Class PE, 4.500%, 09/25/18	383
218	Series 2005-31, Class PA, 5.500%, 10/25/34	243
200	Series 2005-48, Class MD, 5.000%, 04/25/34	217
562	Series 2006-43, Class G, 6.500%, 09/25/33	577
596	Series 2006-63, Class AB, 6.500%, 10/25/33	606
384	Series 2006-63, Class AE, 6.500%, 10/25/33	391
175	Series 2007-76, Class DB, 6.000%, 05/25/33	187
280	Series 2010-64, Class DM, 5.000%, 06/25/40	306
	Government National Mortgage Association,
6	Series 2002-24, Class FA, VAR, 0.753%, 04/16/32 (m)	5
305	Series 2003-105, Class VH, 4.500%, 01/16/28	326
223	Series 2009-67, Class GK, 4.500%, 01/16/37	236

	Total Collateralized Mortgage Obligations (Cost $4,123)	4,187

Commercial Mortgage-Backed Securities — 0.9%
2	Banc of America Commercial Mortgage, Inc., Series 2004-5, Class A2, 4.176%, 11/10/41 CS First Boston Mortgage Securities Corp.,	2
379	Series 2001-CP4, Class A4, 6.180%, 12/15/35	385
100	Series 2004-C3, Class A3, 4.302%, 07/15/36	100
16	Greenwich Capital Commercial Funding Corp., Series 2003-C1, Class A2, 3.285%, 07/05/35	16
318	LB-UBS Commercial Mortgage Trust, Series 2004-C2, Class A2, 3.246%, 03/15/29	319

	Total Commercial Mortgage- Backed Securities (Cost $818)	822

Corporate Bonds — 24.7%
Consumer Discretionary — 0.6%
	Auto Components — 0.1%
65	Johnson Controls, Inc., 4.875%, 09/15/13	71

	Automobiles — 0.1%
50	Daimler Finance North America LLC, 6.500%, 11/15/13	57

	Hotels, Restaurants & Leisure — 0.1%
80	McDonald’s Corp., 8.875%, 04/01/11	82

	Media — 0.3%
200	Comcast Cable Communications LLC, 6.750%, 01/30/11	202
50	NBC Universal, Inc., 2.100%, 04/01/14 (e)	50

		252

	Multiline Retail — 0.0% (g)
50	Kohl’s Corp., 7.375%, 10/15/11	53

	Total Consumer Discretionary	515

Consumer Staples — 1.5%
	Beverages — 0.3%
45	Bottling Group LLC, 5.000%, 11/15/13	50
160	Coca-Cola Co. (The), 3.625%, 03/15/14	172
85	PepsiCo, Inc., 3.750%, 03/01/14	91

		313

	Food & Staples Retailing — 0.1%
45	Wal-Mart Stores, Inc., 7.250%, 06/01/13	52

	Food Products — 1.1%
120	Bunge Ltd. Finance Corp., 5.875%, 05/15/13	129
50	Cargill, Inc., 4.375%, 06/01/13 (e)	53
35	General Mills, Inc., 5.250%, 08/15/13	39
	Kraft Foods, Inc.,
600	6.000%, 02/11/13	662
100	6.250%, 06/01/12	108

		991

	Total Consumer Staples	1,356

Energy — 0.5%
	Oil, Gas & Consumable Fuels — 0.5%
15	Anadarko Petroleum Corp., 5.750%, 06/15/14	16
35	Cenovus Energy, Inc., (Canada), 4.500%, 09/15/14	38
45	Marathon Oil Canada Corp., (Canada), 8.375%, 05/01/12	49

JPMorgan Short Term Bond Fund II

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Oil, Gas & Consumable Fuels — Continued
156	Qatar Petroleum, (Qatar), 5.579%, 05/30/11 (e)	157
	Shell International Finance B.V., (Netherlands),
30	1.875%, 03/25/13	30
35	4.000%, 03/21/14	38
100	Statoil ASA, (Norway), 5.125%, 04/30/14 (e)	112

	Total Energy	440

Financials — 15.0%
	Capital Markets — 2.0%
200	Bank of New York Mellon Corp.
	(The), 4.500%, 04/01/13	216
100	BlackRock, Inc., 3.500%, 12/10/14	104
200	Credit Suisse USA, Inc., 4.875%, 01/15/15	218
600	Goldman Sachs Group, Inc. (The), 5.300%, 02/14/12	628
85	Jefferies Group, Inc., 3.875%, 11/09/15	84
280	Morgan Stanley, 6.750%, 10/15/13	308
60	Northern Trust Corp., 5.500%, 08/15/13	67
135	State Street Corp., 4.300%, 05/30/14	147

		1,772

	Commercial Banks — 2.2%
45	Bank of Nova Scotia, (Canada), 2.250%, 01/22/13	46
240	BB&T Corp., 6.500%, 08/01/11 Deutsche Bank AG, (Germany),	249
175	3.875%, 08/18/14	186
100	5.375%, 10/12/12	108
20	M&T Bank Corp., 5.375%, 05/24/12	21
100	PNC Funding Corp., 3.625%, 02/08/15	104
250	U.S. Bank N.A., 6.300%, 02/04/14	283
800	Wachovia Corp., 5.500%, 05/01/13	876
128	Westpac Banking Corp.,
	(Australia), 2.250%, 11/19/12	131

		2,004

	Consumer Finance — 1.4%
	American Express Credit Corp.,
130	5.875%, 05/02/13	142
80	7.300%, 08/20/13	90
20	Capital One Financial Corp., 7.375%, 05/23/14	23
720	HSBC Finance Corp., 6.375%, 11/27/12	783
200	John Deere Capital Corp., 5.250%, 10/01/12	216
55	Toyota Motor Credit Corp., 3.200%, 06/17/15	59

		1,313

	Diversified Financial Services — 2.9%
	Bank of America Corp.,
50	4.900%, 05/01/13	52
100	7.375%, 05/15/14	112
	BP Capital Markets plc, (United Kingdom),
60	3.125%, 03/10/12	61
80	3.625%, 05/08/14	83
	Caterpillar Financial Services Corp.,
150	5.750%, 02/15/12	159
50	6.125%, 02/17/14	57
	Citigroup, Inc.,
520	5.500%, 04/11/13	557
45	6.375%, 08/12/14	50
200	CME Group, Inc., 5.400%, 08/01/13	222
20	ERAC USA Finance LLC, 2.750%, 07/01/13 (e)	21
	General Electric Capital Corp.,
1,000	4.750%, 09/15/14	1,083
125	5.900%, 05/13/14	139
50	NASDAQ OMX Group, Inc. (The), 4.000%, 01/15/15	52
20	National Rural Utilities Cooperative Finance Corp., 2.625%, 09/16/12	21

		2,669

	FDIC Guaranteed Securities — 5.5% (~)
600	Bank of America Corp., 3.125%, 06/15/12	624
600	Citigroup, Inc., 2.875%, 12/09/11	615
	General Electric Capital Corp.,
700	2.125%, 12/21/12	722
800	3.000%, 12/09/11	821
300	Goldman Sachs Group, Inc. (The), 3.250%, 06/15/12	312
600	HSBC USA, Inc., 3.125%, 12/16/11	617
400	John Deere Capital Corp., 2.875%, 06/19/12	414
500	Morgan Stanley, 2.900%, 12/01/10	500
400	SunTrust Bank, 3.000%, 11/16/11	410

		5,035

	Insurance — 0.2%
40	CNA Financial Corp., 5.850%, 12/15/14	43
100	Metropolitan Life Global Funding I, 5.125%, 04/10/13 (e)	108

		151

JPMorgan Short Term Bond Fund II

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Real Estate Investment Trusts (REITs) — 0.0% (g)
13	Simon Property Group LP, 4.200%, 02/01/15	14

	Thrifts & Mortgage Finance — 0.8%
700	Countrywide Financial Corp., 5.800%, 06/07/12	736

	Total Financials	13,694

Health Care — 0.0% (g)
	Pharmaceuticals — 0.0% (g)
50	Eli Lilly & Co., 3.550%, 03/06/12	52

Industrials — 0.7%
	Aerospace & Defense — 0.2%
150	Boeing Co. (The), 5.125%, 02/15/13	163

	Commercial Services & Supplies — 0.0% (g)
10	Pitney Bowes, Inc., 4.875%, 08/15/14	11

	Industrial Conglomerates — 0.1%
100	Honeywell International, Inc., 3.875%, 02/15/14	108

	Machinery — 0.0% (g)
40	PACCAR, Inc., 6.875%, 02/15/14	46

	Road & Rail — 0.4%
100	Burlington Northern Santa Fe LLC, 5.900%, 07/01/12 Canadian National Railway Co., (Canada),	108
20	4.400%, 03/15/13	22
30	4.950%, 01/15/14	33
80	CSX Corp., 6.300%, 03/15/12	85
70	Union Pacific Corp., 5.450%, 01/31/13	76

		324

	Total Industrials	652

Information Technology — 0.9%
	Computers & Peripherals — 0.3%
	Dell, Inc.,
34	2.300%, 09/10/15	33
25	5.625%, 04/15/14	28
	Hewlett-Packard Co.,
20	2.950%, 08/15/12	21
120	6.125%, 03/01/14	137
60	International Business Machines Corp., 4.750%, 11/29/12	65

		284

	Electronic Equipment, Instruments & Components — 0.0% (g)
15	Arrow Electronics, Inc., 3.375%, 11/01/15	15

	IT Services — 0.1%
50	Electronic Data Systems LLC, 6.000%, 08/01/13	56

	Office Electronics — 0.2%
110	Xerox Corp., 8.250%, 05/15/14	131

	Software — 0.3%
140	Microsoft Corp., 2.950%, 06/01/14	147
140	Oracle Corp., 4.950%, 04/15/13	154

		301

	Total Information Technology	787

Materials — 0.2%
	Chemicals — 0.1%
	EI du Pont de Nemours & Co.,
29	1.950%, 01/15/16	29
45	3.250%, 01/15/15	47
33	5.000%, 01/15/13	36

		112

	Metals & Mining — 0.1%
70	Rio Tinto Finance USA Ltd., (Australia), 8.950%, 05/01/14	86

	Total Materials	198

Telecommunication Services — 2.4%
	Diversified Telecommunication Services — 2.2%
450	AT&T, Inc., 6.700%, 11/15/13	517
130	France Telecom S.A., (France), 4.375%, 07/08/14	142
50	Telecom Italia Capital S.A., (Luxembourg), 6.175%, 06/18/14	54
950	Telefonica Emisiones S.A.U., (Spain), 5.984%, 06/20/11	976
250	Verizon Florida LLC, 6.125%, 01/15/13	274

		1,963

	Wireless Telecommunication Services — 0.2%
120	Cellco Partnership/Verizon Wireless Capital LLC, 5.550%, 02/01/14	134
70	Vodafone Group plc, (United Kingdom), 4.150%, 06/10/14	75

		209

	Total Telecommunication Services	2,172

Utilities — 2.9%
	Electric Utilities — 2.5%
	Appalachian Power Co.,
650	5.550%, 04/01/11	660
200	5.650%, 08/15/12	214
50	CenterPoint Energy Houston Electric LLC, 5.750%, 01/15/14	56
30	Duke Energy Corp., 3.950%, 09/15/14	32
1,150	MidAmerican Energy Co., 5.650%, 07/15/12	1,233
15	Progress Energy, Inc., 6.050%, 03/15/14	17
20	Southern California Edison Co., 4.150%, 09/15/14	22

JPMorgan Short Term Bond Fund II

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Electric Utilities — Continued
10	Southern Co., 4.150%, 05/15/14	11
50	Spectra Energy Capital LLC, 5.668%, 08/15/14	56

		2,301

	Gas Utilities — 0.2%
85	Atmos Energy Corp., 4.950%, 10/15/14	93
80	Southern California Gas Co., 5.500%, 03/15/14	90

		183

	Multi-Utilities — 0.2%
130	Dominion Resources, Inc., 5.700%, 09/17/12	141
20	PG&E Corp., 5.750%, 04/01/14	22

		163

	Total Utilities	2,647

	Total Corporate Bonds (Cost $21,752)	22,513

Foreign Government Securities — 0.2%
	Province of Ontario, (Canada),
100	2.950%, 02/05/15	105
45	4.100%, 06/16/14	49

	Total Foreign Government Securities (Cost $145)	154

Mortgage Pass-Through Securities — 1.2%
287	Federal Home Loan Mortgage Corp. Gold Pool, 20 Year, Single Family, 6.000%, 10/01/24	318
236	Federal Home Loan Mortgage Corp., Gold Pool, 30 Year, Single Family, 6.000%, 06/01/34	260
215	Federal National Mortgage Association, 15 Year, Single Family, 6.000%, 04/01/21	235
237	Federal National Mortgage Association, 20 Year, Single Family, 5.500%, 02/01/23	259

	Total Mortgage Pass-Through Securities (Cost $1,057)	1,072

U.S. Government Agency Securities — 25.0%
400	Federal Farm Credit Bank, 2.625%, 04/17/14	421
685	4.900%, 03/06/13	750
	Federal Home Loan Bank System,
700	1.125%, 05/18/12	706
2,500	1.875%, 06/21/13	2,571
	Federal Home Loan Mortgage Corp.,
1,350	3.000%, 07/28/14	1,445
4,000	4.875%, 11/15/13	4,472
800	5.250%, 07/18/11	825
900	5.500%, 08/20/12	976
	Federal National Mortgage Association,
900	1.000%, 04/04/12	906
500	2.375%, 07/28/15	519
2,703	4.000%, 03/27/13	2,907
4,000	4.375%, 03/15/13	4,332
1,400	4.625%, 10/15/13	1,549
400	4.750%, 02/21/13	436

	Total U.S. Government Agency Securities (Cost $22,299)	22,815

U.S. Treasury Obligations — 33.9%
	U.S. Treasury Notes,
200	0.625%, 07/31/12	201
300	0.750%, 08/15/13	301
5,775	0.875%, 02/29/12 (m)	5,813
500	1.000%, 04/30/12	504
10,500	1.125%, 01/15/12 (m)	10,592
2,550	1.375%, 09/15/12	2,592
1,420	1.375%, 02/15/13	1,447
3,450	1.750%, 11/15/11	3,497
3,175	1.750%, 08/15/12	3,247
100	1.750%, 07/31/15	102
2,500	2.750%, 10/31/13	2,649

	Total U.S. Treasury Obligations (Cost $30,554)	30,945

SHARES
Short-Term Investment — 1.0%
	Investment Company — 1.0%
960	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.100% (b) (l) (Cost $960)	960

	Total Investments — 99.3% (Cost $88,863)	90,550
	Other Assets in Excess of Liabilities — 0.7%	619

	NET ASSETS — 100.0%	$91,169

Percentages indicated are based on net assets.

JPMorgan Short Term Bond Fund II

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

CMO	—	Collateralized Mortgage Obligation
REMICS	—	Real Estate Mortgage Investment Conduits
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2010.

(~)	Securities are guaranteed by the Federal Deposit Insurance Corporation (FDIC) under its Temporary Liquidity Guarantee Program (TLGP). Under this program, the FDIC guarantees, with the full faith and credit of the U.S. government, the payment of principal and interest. The expiration of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	Amount rounds to less than 0.1%.
(l)	The rate shown is the current yield as of November 30, 2010.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of November 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,838
Aggregate gross unrealized depreciation	(151)

Net unrealized appreciation/depreciation	$1,687

Federal income tax cost of investments	$88,863

JPMorgan Short Term Bond Fund II

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities#	$960	$89,590	$–	$90,550

There were no significant transfers between Levels 1 and 2 during the nine months ended November 30, 2010.

#	All portfolio holdings designated as Level 1 are disclosed individually in the Schedules of Portfolio Investments (“SOI”). Please refer to the SOI for industry specifics of the portfolio holdings

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

J.P. Morgan Mutual Fund Group

By:	/S/
Patricia A. Maleski
President and Principal Executive Officer
January 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/
Patricia A. Maleski
President and Principal Executive Officer
January 28, 2011

By:	/S/
Joy C. Dowd
Treasurer and Principal Financial Officer
January 28, 2011